STOCK-BASED COMPENSATION (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
		Oct. 07, 2022	Aug. 12, 2019	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance					108,549,014	40,200,160
Total compensation					$ 2,467,000	$ 734,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	[1]				4,924,914	12,207
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					$ 155,000	$ 252,000
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					149,000	95,000
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					654,000	156,000
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation					$ 1,509,000	231,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation						$ 734,000
Restricted Stock Units		180,000			180,000,000
Restricted stock units, value		$ 2,520
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares					1,498,301
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan			10 years
Maximum number of common shares reserved for grants			3,000,000
2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of plan				10 years
Maximum number of common shares reserved for grants				1,000,000			2,000,000
2022 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance					2,785,950
2022 Stock Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares					2,464,400	1,500,000
Outstanding shares percentage						1.00%

[1]	Refer to Stock Incentive Plan amendment at Note 14